Consolidated Statements Of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Online marketing services	$ 9,885,610	¥ 64,037,006	¥ 48,495,215	¥ 31,802,219
Others	361,963	2,344,723	557,103	141,705
Total revenues	10,247,573	66,381,729	49,052,318	31,943,924
Operating costs and expenses:
Cost of revenues	(4,238,789)	(27,458,030)	(18,885,450)	(11,471,839)
Selling, general and administrative	(2,636,139)	(17,076,383)	(10,382,142)	(5,173,533)
Research and development	(1,570,867)	(10,175,762)	(6,980,962)	(4,106,832)
Total operating costs and expenses	(8,445,795)	(54,710,175)	(36,248,554)	(20,752,204)
Operating profit	1,801,778	11,671,554	12,803,764	11,191,720
Other income:
Interest income	364,728	2,362,632	1,992,818	1,308,542
Interest expense	(160,764)	(1,041,394)	(628,571)	(447,084)
Foreign exchange (loss) income, net	28,065	181,802	75,780	(48,379)
Income (loss) from equity method investments	597	3,867	(19,943)	22,578
Others, net	3,817,370	24,728,162	260,558	189,330
Total other income, net	4,049,996	26,235,069	1,680,642	1,024,987
Income before income taxes	5,851,774	37,906,623	14,484,406	12,216,707
Income taxes	(845,098)	(5,474,377)	(2,231,172)	(1,828,930)
Net income	5,006,676	32,432,246	12,253,234	10,387,777
Net loss attributable to noncontrolling interests	190,177	1,231,927	943,698	162,880
Net income attributable to Baidu, Inc.	5,196,853	33,664,173	13,196,932	10,550,657
Other comprehensive income (loss):
Foreign currency translation adjustment	(99,555)	(644,896)	(422,925)	185,389
Unrealized gains (losses) on available-for-sale investments, net of reclassification	45,472	294,559	(17,698)	11,467
Other comprehensive income (loss), net of tax	(54,083)	(350,337)	(440,623)	196,856
Comprehensive income	4,952,593	32,081,909	11,812,611	10,584,633
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	162,976	1,055,726	923,545	225,560
Comprehensive income attributable to Baidu, Inc.	$ 5,115,569	¥ 33,137,635	¥ 12,736,156	¥ 10,810,193
Common Class A and Class B
Other income:
Basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,921,782	34,921,782	35,062,466	34,986,228
Diluted	35,034,470	35,034,470	35,198,474	35,036,346
Class A Ordinary Shares
Other income:
Basic | (per share)	$ 147.36	¥ 954.56	¥ 374.88	¥ 300.66
Diluted | (per share)	$ 146.88	¥ 951.49	¥ 373.43	¥ 300.23
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,428,861	27,428,861	27,551,463	27,274,769
Diluted	35,034,470	35,034,470	35,198,474	35,036,346
Class A Ordinary Shares | American Depositary Shares
Other income:
Basic | (per share)	$ 14.74	¥ 95.46	¥ 37.49	¥ 30.07
Diluted | (per share)	$ 14.69	¥ 95.15	¥ 37.34	¥ 30.02